Goodwill (Details) - Schedule of goodwill - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Goodwill [Abstract]
Balance, beginning of period	$ 1,346,904	$ 1,342,281
RTO Transaction			1,289,906
Impairment	(1,260,783)
Foreign currency translation	(86,121)	4,623	52,375
Balance, end of period		$ 1,346,904	$ 1,342,281